Schedule of investments
Delaware Ivy International Small Cap Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.52%
Argentina − 0.46%
Arcos Dorados Holdings Class A	30,416	$ 205,004
		205,004
Australia − 3.32%
Aussie Broadband †	157,599	360,071
HUB24 *	33,230	464,933
Pro Medicus *	22,478	655,527
		1,480,531
Austria − 0.73%
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,308	326,871
		326,871
Brazil − 2.44%
Embraer SA †	29,804	261,679
Petro Rio †	72,622	304,867
SLC Agricola	61,555	519,991
		1,086,537
Canada − 12.08%
Aritzia †	14,261	386,106
ATS Automation Tooling Systems †	46,600	1,279,762
Capital Power *	25,397	888,066
Enerplus	37,092	490,161
Granite Real Estate Investment Trust	18,862	1,156,895
Major Drilling Group International †	92,131	646,320
Vermilion Energy *	28,280	538,269
		5,385,579
China − 1.97%
Chindata Group Holdings †	34,689	269,187
CIMC Enric Holdings *	124,000	133,216
Xtep International Holdings *	264,000	477,749
		880,152
Denmark − 2.79%
Drilling Co of 1972 A/S †	9,972	411,101
Jyske Bank †	10,125	494,299
Royal Unibrew	3,834	339,453
		1,244,853
Finland − 1.10%
Valmet *	20,020	491,141
		491,141
France − 1.67%
Rothschild & Co.	7,902	267,059
SOITEC †	3,374	479,099
		746,158
Germany − 5.50%
Befesa 144A #	12,134	590,014
Evotec †	18,630	449,036
	Number of shares	Value (US $)
Common Stocks (continued)
Germany (continued)
K+S	20,454	$ 497,073
Salzgitter	22,454	546,382
Steico	5,195	367,477
		2,449,982
Greece − 0.49%
Eurobank Ergasias Services and Holdings †	247,081	218,328
		218,328
Hong Kong − 0.54%
MGM China Holdings †	426,000	241,589
		241,589
India − 4.52%
Affle India †	13,703	183,979
Federal Bank	315,239	360,056
Varun Beverages	113,701	1,138,193
Voltas	26,951	331,852
		2,014,080
Israel − 0.45%
Inmode †	8,993	201,533
		201,533
Italy − 4.00%
Azimut Holding	25,057	435,497
OVS 144A #	115,653	188,585
Reply	5,897	714,998
Tinexta	18,945	441,937
		1,781,017
Japan − 19.37%
Amvis Holdings	16,400	456,899
Asics	40,700	735,828
dip	14,900	412,364
DMG Mori *	36,900	456,898
Fujimi	13,000	545,180
Fukuoka Financial Group	32,700	589,024
IHI	24,800	663,502
Insource	21,000	350,103
JMDC	9,300	405,093
Katitas *	14,200	305,811
Mebuki Financial Group	280,500	551,986
Mitsui High-Tec	12,700	788,134
SMS	19,200	378,396
Taiyo Yuden	13,000	441,701
TechnoPro Holdings	31,400	628,787
Toho Titanium	29,100	473,990
Tokyo Seimitsu	13,700	450,339
		8,634,035
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Schedule of investments
Delaware Ivy International Small Cap Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Malaysia − 0.16%
Alliance Bank Malaysia	99,900	$ 72,078
		72,078
Mexico − 1.06%
Grupo Aeroportuario del Centro Norte	73,648	470,465
		470,465
Norway − 2.66%
Aker Solutions	206,275	560,415
TOMRA Systems	33,624	623,616
		1,184,031
Republic of Korea − 4.26%
CJ CheilJedang	982	286,643
Hansae	29,203	381,231
Hansol Chemical	930	146,118
Hite Jinro	14,077	333,928
LEENO Industrial	4,226	423,121
OCI	2,959	327,031
		1,898,072
Singapore − 1.06%
SATS †	168,200	472,166
		472,166
South Africa − 1.69%
Motus Holdings	55,539	365,281
Transaction Capital	171,655	387,335
		752,616
Spain − 2.67%
Banco de Sabadell	931,888	742,780
Melia Hotels International †	70,739	448,863
		1,191,643
Sweden − 4.06%
Catena	15,001	544,331
Fortnox	127,286	584,808
Intrum	18,743	357,555
MIPS	7,398	322,758
		1,809,452
Taiwan − 3.08%
Kindom Development	395,000	433,080
Lotes	19,000	426,859
Merida Industry	23,000	197,639
Wafer Works	196,000	316,740
		1,374,318
Thailand − 0.54%
Land & Houses	1,023,600	241,750
		241,750
	Number of shares	Value (US $)
Common Stocks (continued)
United Kingdom − 14.85%
Dechra Pharmaceuticals	14,034	$ 590,751
Future	37,212	780,487
Glenveagh Properties 144A #, †	595,973	583,954
Grafton Group	70,930	670,713
Great Portland Estates	85,831	598,682
Inchcape	60,048	508,386
Keywords Studios	25,398	678,319
Pagegroup	80,499	391,574
Rotork	100,512	294,382
RS GROUP	101,652	1,075,309
Savills	36,192	445,852
		6,618,409
Total Common Stocks (cost $52,445,369)		43,472,390

Short-Term Investments – 2.91%
Money Market Mutual Fund – 2.91%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	1,299,032	1,299,032
Total Short-Term Investments (cost $1,299,032)		1,299,032
Total Value of Securities Before Securities Lending Collateral−100.43% (cost $53,744,401)		44,771,422

Securities Lending Collateral – 4.62%
Money Market Mutual Fund − 4.62%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	2,057,824	2,057,824
Total Securities Lending Collateral (cost $2,057,824)		2,057,824
Total Value of Securities−105.05% (cost $55,802,225)		46,829,246■
Obligation to Return Securities Lending Collateral — (4.62%)	(2,057,824)
Liabilities Net of Receivables and Other Assets — (0.44%)	(195,348)
Net Assets Applicable to 4,761,070 Shares Outstanding — 100.00%	$44,576,074
†	Non-income producing security.
*	Fully or partially on loan.

2    NQ-IV013 [6/22] 8/22 (2352514)

(Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $1,362,553, which represents 3.06% of the Fund's net assets.
■	Includes $2,791,028 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $909,878.
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	CAD	524,074	USD	(407,311)	7/5/22	$(156)
BNYM	HKD	(42,322)	USD	5,392	7/5/22	(2)
BNYM	JPY	(3,211,200)	USD	23,444	7/1/22	(224)
BNYM	MYR	(10,189)	USD	2,311	7/1/22	(1)
Total Foreign Currency Exchange Contracts						$(383)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
Summary of currencies:
CAD – Canadian Dollar
HKD – Hong Kong Dollar
JPY – Japanese Yen
MYR – Malaysian Ringgit
USD – US Dollar
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